Share Capital and Reserves - Schedule of Composition of Share Capital (Parentheticals) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition of Share Capital [Abstract]
Authorized (in New Shekels per share)	₪ 0.01	₪ 0.01
Issued and outstanding (in New Shekels per share)	₪ 0.01	₪ 0.01